Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Abstract]
Maximum original maturity of highly liquid investments, in order to be classified as cash and cash equivalents (in months)	3
Write off of doubtful accounts	$ 6	$ 0
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years
Number of Reportable Segments	1
Minimum
Interval between vessel drydocking	30
Maximum
Interval between vessel drydocking	60